Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Activities
Net loss	$ (183,934)	$ (347,963)	$ (334,993)
Items not involving cash
Interest expense on convertible debentures	33,976	45,571	79,513
Net loss after items not involving cash	(149,958)	(302,392)	(255,480)
Changes in non-cash working capital (Note 14)	149,537	203,121	5,837
Cash Used in Operating Activities	(421)	(99,271)	(249,643)
Financing Activities
Issue of common shares and warrants, net of share issuance costs	0	99,800	0
Issue of convertible debentures	0	0	250,000
Cash Provided by Financing Activities	0	99,800	250,000
Net Increase (Decrease) in Cash	(421)	529	357
Cash, Beginning of Year	1,312	783
Cash, End of Year	$ 891	$ 1,312	$ 783